Leases - Schedule of Right-of-Use Assets Obtained in Exchange for New Operating and Finance Lease Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating leases	$ 47	$ 114
Finance leases	$ 9	$ 8